Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Financing Receivable, Allowance for Credit Loss [Table Text Block]
(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Provision for losses	$(280)	(75)	263	(431)	(523)
Charge-offs	(6)	(50)	(288)	(311)	(655)
Recoveries	0	245	42	299	586
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Provision for losses	$(44)	(421)	202	(386)	(649)
Charge-offs	(24)	0	(226)	(270)	(520)
Recoveries	1	217	16	310	544
Balance, December 31, 2018	$833	4,869	1,622	1,362	8,686

Provision for losses	$25	(1,509)	(29)	297	(1,216)
Charge-offs	(1)	0	(107)	(880)	(988)
Recoveries	0	1,700	21	361	2,082
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Allocated to:
Specific reserves	$98	451	172	73	794
General reserves	735	4,418	1,450	1,289	7,892
Balance, December 31, 2018	$833	4,869	1,622	1,362	8,686

Allocated to:
Specific reserves	$62	451	119	93	725
General reserves	795	4,609	1,388	1,047	7,839
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Loans receivable at December 31, 2018:
Individually reviewed for impairment	$1,226	1,311	856	303	3,696
Collectively reviewed for impairment	109,472	334,819	71,676	75,193	591,160
Ending balance	$110,698	336,130	72,532	75,496	594,856

Loans receivable at December 31, 2019:
Individually reviewed for impairment	$974	1,166	976	735	3,851
Collectively reviewed for impairment	119,090	349,029	68,973	63,492	600,584
Ending balance	$120,064	350,195	69,949	64,227	604,435

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 201 9
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,118	1,765	35	0	2,918	117,146	120,064
Commercial real estate:
Real estate rental and leasing	3,489	9,114	0	0	12,603	179,899	192,502
Other	4,451	5,253	0	0	9,704	147,989	157,693
Consumer	0	842	69	65	976	68,973	69,949
Commercial business	5,710	2,516	0	0	8,226	56,001	64,227
	$14,768	19,490	104	65	34,427	570,008	604,435
	December 31, 2018
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$150	1,771	40	0	1,961	108,737	110,698
Commercial real estate:
Real estate rental and leasing	5,564	4,805	0	0	10,369	185,195	195,564
Other	4,879	5,118	0	0	9,997	130,569	140,566
Consumer	0	709	41	106	856	71,676	72,532
Commercial business	6,647	2,761	0	0	9,408	66,088	75,496
	$17,240	15,164	81	106	32,591	562,265	594,856

Financing Receivable, Past Due [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
201 9
Single family	$786	77	59	922	119,142	120,064	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	192,502	192,502	0
Other	0	0	0	0	157,693	157,693	0
Consumer	527	31	206	764	69,185	69,949	0
Commercial business	147	13	550	710	63,517	64,227	0
	$1,460	121	815	2,396	602,039	604,435	0
2018
Single family	$680	325	77	1,082	109,616	110,698	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	195,564	195,564	0
Other	0	0	0	0	140,566	140,566	0
Consumer	391	100	279	770	71,762	72,532	0
Commercial business	21	0	0	21	75,475	75,496
	$1,092	425	356	1,873	592,983	594,856	0

Impaired Financing Receivables [Table Text Block]
	December 31, 201 9
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$544	563	0	508	33
Commercial real estate:
Other	0	0	0	10	0
Consumer	781	781	0	580	26

Loans with an allowance recorded:
Single family	430	430	62	633	3
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,048	71
Consumer	195	195	119	231	14
Commercial business	735	1,287	93	476	24

Total:
Single family	974	993	62	1,141	36
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,058	71
Consumer	976	976	119	811	40
Commercial business	735	1,287	93	476	24
	$3,851	4,422	725	3,679	171
	December 31, 2018
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$458	477	0	465	21
Commercial real estate:
Real estate rental and leasing	0	0	0	27	0
Other	25	1,682	0	81	106
Consumer	515	515	0	510	14

Loans with an allowance recorded:
Single family	768	768	98	859	5
Commercial real estate:
Real estate rental and leasing	201	201	21	82	7
Other	1,085	1,085	430	1,673	0
Consumer	341	341	172	395	9
Commercial business	303	854	73	385	13

Total:
Single family	1,226	1,245	98	1,324	26
Commercial real estate:
Real estate rental and leasing	201	201	21	109	7
Other	1,110	2,767	430	1,754	106
Consumer	856	856	172	905	23
Commercial business	303	854	73	385	13
	$3,696	5,923	794	4,477	175

Financing Receivable, Nonaccrual [Table Text Block]
(Dollars in thousands)	201 9	2018
Single family	$617	730
Commercial real estate:
Real estate rental and leasing	184	201
Other	0	1,110
Consumer	659	489
Commercial business	621	148
	$2,081	2,678

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
(Dollars in thousands)	201 9	2018
Single family	$623	636
Commercial real estate:
Other	983	1,110
Consumer	745	522
Commercial business	114	208
	$2,465	2,476

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification [Table Text Block]
	Year ended December 31, 201 9			Year ended December 31, 2018
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	4	$215	220	2	$217	220
Commercial real estate:
Real estate rental and leasing	0	0	0	1	54	54
Other	0	0	0	2	1,518	1,518
Consumer	10	371	371	10	373	373
Commercial business	0	0	0	1	70	70
Total	14	$586	591	16	$2,232	2,235